SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details)	Dec. 31, 2024	Mar. 31, 2024	Feb. 02, 2024	May 31, 2022
Class of Stock [Line Items]
Expected term (years)				5 years
Series A Warrants [Member]
Class of Stock [Line Items]
Expected term (years)			5 years
Series B Warrants [Member]
Class of Stock [Line Items]
Expected term (years)			2 years 6 months
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Expected dividends				2.95
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	4.03	4.03
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	4.14	4.14
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Expected term (years)				5 years
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected term (years)	5 years	5 years
Measurement Input, Expected Term [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected term (years)	2 years 6 months	2 years 6 months
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	53.12	53.12
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	49.40	49.40
Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Expected dividends	0.00
Measurement Input, Expected Dividend Rate [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Expected dividends	0.00	0.00
Measurement Input, Expected Dividend Rate [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Expected dividends	0.00	0.00